Summary of Significant Accounting Policies - Summary of Effect of Adopting IFRS 15 (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Trade and other receivables	₱ 40,559		₱ 48,262
Contract assets	3,399
Deferred income tax assets	24,716		27,100	₱ 23,781
TOTAL ASSETS	482,750		459,444	475,119
Liabilities
Deferred income tax liabilities (Note 7)	2,981		3,366	3,567
TOTAL LIABILITIES	366,084		348,261	₱ 366,582
Equity
Retained earnings (Note 19)	12,081		₱ 634
Increase (Decrease) [Member]
ASSETS
Trade and other receivables		₱ (37)
Contract assets		3,880
Deferred income tax assets	(833)	(918)
TOTAL ASSETS	2,533	2,925
Liabilities
Contract liabilities and unearned revenues		178
Deferred income tax liabilities (Note 7)	145	194
TOTAL LIABILITIES	₱ 290	372
Equity
Retained earnings (Note 19)		₱ 2,553